Right-of-use assets - Summary of Breakdown for Right-Of-Use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	€ 370,470	€ 351,646
Balance at end of period	375,508	370,470	€ 351,646
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	721,849	643,762
Additions	137,781	148,299	53,784
Disposals	(103,561)	(88,302)
Exchange differences	9,339	36,928
Disposition		(18,838)
Balance at end of period	765,408	721,849	643,762
Accumulated amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(351,379)	(292,116)
Amortization	(119,297)	(105,779)
Impairments	(2,369)	(6,486)
Disposals	(84,632)	(75,147)
Exchange differences	(1,487)	(21,168)
Disposition		(2,233)
Reclassifications and other		(3,210)
Balance at end of period	(389,900)	(351,379)	(292,116)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	367,922	347,877
Balance at end of period	373,027	367,922	347,877
Land and buildings | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	715,325	636,332
Additions	135,933	147,372
Disposals	(101,692)	(86,612)
Exchange differences	9,357	37,071
Disposition		(18,838)
Balance at end of period	758,923	715,325	636,332
Land and buildings | Accumulated amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(347,403)	(288,455)
Amortization	(117,488)	(103,908)
Impairments	(2,369)	(6,486)
Disposals	(82,858)	(73,546)
Exchange differences	(1,494)	(21,123)
Disposition		(2,233)
Reclassifications and other		(3,210)
Balance at end of period	(385,896)	(347,403)	(288,455)
Industrial and commercial equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	123	268
Balance at end of period	38	123	268
Industrial and commercial equipment | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	572	705
Additions	32	18
Disposals	(80)	(151)
Exchange differences	0	0
Disposition		0
Balance at end of period	524	572	705
Industrial and commercial equipment | Accumulated amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(449)	(437)
Amortization	(117)	(132)
Impairments	0	0
Disposals	(80)	(151)
Exchange differences	0	(31)
Disposition		0
Reclassifications and other		0
Balance at end of period	(486)	(449)	(437)
Plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	87	164
Balance at end of period	53	87	164
Plant and machinery | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	168	326
Additions	0	0
Disposals	0	(158)
Exchange differences	0	0
Disposition		0
Balance at end of period	168	168	326
Plant and machinery | Accumulated amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(81)	(162)
Amortization	(34)	(73)
Impairments	0	0
Disposals	0	(155)
Exchange differences	0	(1)
Disposition		0
Reclassifications and other		0
Balance at end of period	(115)	(81)	(162)
Other right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	2,338	3,337
Balance at end of period	2,390	2,338	3,337
Other right-of-use assets | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	5,784	6,399
Additions	1,816	909
Disposals	(1,789)	(1,381)
Exchange differences	(18)	(143)
Disposition		0
Balance at end of period	5,793	5,784	6,399
Other right-of-use assets | Accumulated amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(3,446)	(3,062)
Amortization	(1,658)	(1,666)
Impairments	0	0
Disposals	(1,694)	(1,295)
Exchange differences	7	(13)
Disposition		0
Reclassifications and other		0
Balance at end of period	€ (3,403)	€ (3,446)	€ (3,062)